Rule 497(d)
                                    FT 500

                  Communications Select Portfolio, Series 8
                      Communications Portfolio, Series 8
                     Internet Select Portfolio, Series 12
                        Internet Portfolio, Series 12

             Supplement to the Prospectus dated January 17, 2001

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolios of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002